Schedule of prepaid expenses and other current assets (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Pre-payments		$ 2,676	$ 2,742
Prepaid taxes		102	95
Indemnification asset			474
Current income tax asset		1,368	1,496
VAT receivable		1,491	1,362
Receivable from Main Street	[1]	808
Sundry debtors		2,693	3,378
Deposits		88	131
Staff receivable		146	91
Lease receivable		301	171
Interest receivable		20	10
Prepaid expenses and other current assets		$ 9,693	$ 9,950

[1]	Relates to share transfer taxes paid by the Company on behalf of Main Street. Refer to note 21 for information regarding the change in ownership of the Company and delisting.